Related Party Disclosures	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Disclosures

18. Related Party Disclosures

For the years ended the year ended March 31, 2017, 2018 and 2019, the Company incurred rent expense on office facilities and guest house facilities totalling INR 19,362, INR 15,402 and INR 2,916 (US$ 42), respectively, where the lessors are related to the chief executive officer and another director of the Company. As of March 31, 2018, and 2019, the Company had security deposits with these lessors totalling INR 2,160 and INR Nil, respectively.

The contract for guest house facilities has been cancelled with effect from March 29, 2019. The Company had no related party contracts as at March 31, 2019.